SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful account	$ 4,208	$ 608
Major Customer Far East Region [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful account	$ 3,000